UNIFIED SERIES TRUST

QCM Absolute Return Fund

Supplement No. 2 to the Prospectus Dated February 28, 2007

Supplement effective August 2, 2007

Address Change:

Effective May 9, 2007, the address of the Fund’s investment adviser, Quixote Capital Management, LLC, has changed. The new address is:

Quixote Capital Management, LLC

8000 E. Prentice Avenue

Suite C-5

Greenwood Village, CO 80111

Portfolio Manager Change:

Effective as of July 2, 2007, Mr. Jerry Paul is the sole portfolio manager for the Fund. Mr. Troy Johnson, who used to co-manage the Fund, left the Fund’s investment adviser to pursue other opportunities. As the sole portfolio manager for the Fund, Mr. Jerry Paul is responsible for identifying securities for investment by the Fund, determining when securities should be purchased or sold, and monitoring the Fund’s investments on an ongoing basis. Information about Mr. Jerry Paul, including his principal occupation for the past 5 years, may be found on page 18 of the Prospectus.

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This Supplement supersedes and replaces prior supplements to the Prospectus dated February 28,2007. You should read this Supplement in conjunction with the Prospectus, which provides information that you should know before investing in the QCM Absolute Return Fund and should be retained for future reference. Additional information is included in the Statement of Additional Information dated February 28, 2007, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling (866) 726-0044.

3583948

QCM Absolute Return Fund

Supplement No. 2 to the Statement of Additional Information

Dated February 28, 2007

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Supplement effective August 2, 2007

Address Change:

Effective May 9, 2007, the address of the Fund’s investment adviser, Quixote Capital Management, LLC, has changed. The new address is:

Quixote Capital Management, LLC

8000 E. Prentice Avenue

Suite C-5

Greenwood Village, CO 80111

Portfolio Manager Change:

Effective July 2, 2007, Mr. Jerry Paul will be the sole portfolio manager for the Fund. Mr. Troy Johnson, who used to co-manage the Fund, has left the Fund’s investment adviser to pursue other opportunities. As the sole portfolio manager for the Fund, Mr. Jerry Paul will be responsible for identifying securities for investment by the Fund, determining when securities should be purchased or sold, and monitoring the Fund’s investments on an ongoing basis. Additional information about Mr. Jerry Paul, including his compensation and other accounts that he managed as of the Fund’s last fiscal year-end, may be found on pages 27-29 of the Statement of Additional Information.

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This Supplement supersedes and replaces prior supplements to the Prospectus dated February 28, 2007. You should read this Supplement in conjunction with the Statement of Additional Information and the Prospectus, each dated as of February 28, 2007, which provide information that you should know about the QCM Absolute Return Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund at (866) 726-0044.

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